Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021	$ 82,586	$ 51,487,881	$ (15,670,887)		$ 35,899,580
Balance, shares at Dec. 31, 2021	8,258,597
Stock-based compensation		2,957,249			2,957,249
Issuance of shares of common stock and warrants, net of issuance costs	$ 1,425	(1,425)
Issuance of shares of common stock and warrants, net of issuance costs, shares	142,450
Reclassification adjustment for interest earned on marketable securities included in net loss				(110,002)	(110,002)
Change in unrealized gain on marketable securities				206,436	206,436
Net loss			(14,322,798)		(14,322,798)
Balance at Dec. 31, 2022	$ 84,011	54,443,705	(29,993,685)	96,434	24,630,465
Balance, shares at Dec. 31, 2022	8,401,047
Stock-based compensation		727,144			727,144
Reclassification adjustment for interest earned on marketable securities included in net loss				(129,229)	(129,229)
Change in unrealized gain on marketable securities				210,252	210,252
Net loss			(4,253,238)		(4,253,238)
Balance at Mar. 31, 2023	$ 84,011	55,170,849	(34,246,923)	177,457	21,185,394
Balance, shares at Mar. 31, 2023	8,401,047
Balance at Dec. 31, 2022	$ 84,011	54,443,705	(29,993,685)	96,434	24,630,465
Balance, shares at Dec. 31, 2022	8,401,047
Reclassification adjustment for interest earned on marketable securities included in net loss					(430,993)
Change in unrealized gain on marketable securities					334,559
Net loss					(11,420,691)
Balance at Sep. 30, 2023	$ 84,011	56,664,118	(41,414,376)		15,333,753
Balance, shares at Sep. 30, 2023	8,401,047
Balance at Dec. 31, 2022	$ 84,011	54,443,705	(29,993,685)	96,434	24,630,465
Balance, shares at Dec. 31, 2022	8,401,047
Stock-based compensation		2,965,938			2,965,938
Reclassification adjustment for interest earned on marketable securities included in net loss				(430,993)	(430,993)
Change in unrealized gain on marketable securities				334,559	334,559
Net loss			(15,423,471)		(15,423,471)
Balance at Dec. 31, 2023	$ 84,011	57,409,643	(45,417,156)		12,076,498
Balance, shares at Dec. 31, 2023	8,401,047
Balance at Mar. 31, 2023	$ 84,011	55,170,849	(34,246,923)	177,457	21,185,394
Balance, shares at Mar. 31, 2023	8,401,047
Stock-based compensation		728,466			728,466
Reclassification adjustment for interest earned on marketable securities included in net loss				(161,197)	(161,197)
Change in unrealized gain on marketable securities				117,895	117,895
Net loss			(3,245,065)		(3,245,065)
Balance at Jun. 30, 2023	$ 84,011	55,899,315	(37,491,988)	134,155	18,625,493
Balance, shares at Jun. 30, 2023	8,401,047
Stock-based compensation		764,803			764,803
Reclassification adjustment for interest earned on marketable securities included in net loss				(140,567)	(140,567)
Change in unrealized gain on marketable securities				6,412	6,412
Net loss			(3,922,388)		(3,922,388)
Balance at Sep. 30, 2023	$ 84,011	56,664,118	(41,414,376)		15,333,753
Balance, shares at Sep. 30, 2023	8,401,047
Balance at Dec. 31, 2023	$ 84,011	57,409,643	(45,417,156)		12,076,498
Balance, shares at Dec. 31, 2023	8,401,047
Stock-based compensation		774,691			774,691
Issuance of shares of common stock and warrants, net of issuance costs	$ 1,378	314,669			316,047
Issuance of shares of common stock and warrants, net of issuance costs, shares	137,836
Net loss			(3,806,677)		(3,806,677)
Balance at Mar. 31, 2024	$ 85,389	58,499,003	(49,223,833)		9,360,559
Balance, shares at Mar. 31, 2024	8,538,883
Balance at Dec. 31, 2023	$ 84,011	57,409,643	(45,417,156)		12,076,498
Balance, shares at Dec. 31, 2023	8,401,047
Reclassification adjustment for interest earned on marketable securities included in net loss
Change in unrealized gain on marketable securities
Net loss					(10,890,980)
Balance at Sep. 30, 2024	$ 101,969	62,209,493	(56,308,136)		6,003,326
Balance, shares at Sep. 30, 2024	10,196,884
Balance at Mar. 31, 2024	$ 85,389	58,499,003	(49,223,833)		9,360,559
Balance, shares at Mar. 31, 2024	8,538,883
Stock-based compensation		782,852			782,852
Issuance of shares of common stock and warrants, net of issuance costs	$ 142	37,922			38,064
Issuance of shares of common stock and warrants, net of issuance costs, shares	14,164
Net loss			(4,015,267)		(4,015,267)
Balance at Jun. 30, 2024	$ 85,531	59,319,777	(53,239,100)		6,166,208
Balance, shares at Jun. 30, 2024	8,553,047
Stock-based compensation		444,184			444,184
Issuance of shares of common stock and warrants, net of issuance costs	$ 16,438	2,445,532			2,461,970
Issuance of shares of common stock and warrants, net of issuance costs, shares	1,643,837
Reclassification adjustment for interest earned on marketable securities included in net loss
Change in unrealized gain on marketable securities
Net loss			(3,069,036)		(3,069,036)
Balance at Sep. 30, 2024	$ 101,969	$ 62,209,493	$ (56,308,136)		$ 6,003,326
Balance, shares at Sep. 30, 2024	10,196,884